Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MassMutual Select Funds
Entity Central Index Key	0000916053
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Value Fund
Class Name	Class I
Trading Symbol	MDDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$31	0.61%
[1]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
Net Assets	$ 436,500,000
Holdings Count | $ / shares	222
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$436.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	222
Portfolio Turnover Rate	38%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Exxon Mobil Corp.	5.0%
JP Morgan Chase & Co.	4.9%
Johnson & Johnson	4.0%
Bank of America Corp.	2.5%
iShares Russell 1000 Value ETF	2.2%
Goldman Sachs Group, Inc.	2.1%
Morgan Stanley	2.1%
Walt Disney Co.	2.0%
Wells Fargo & Co.	2.0%
Verizon Communications, Inc.	1.8%

Sectors (% of Total Investments)
Financials	29.3%
Health Care	15.2%
Energy	10.3%
Communication Services	8.1%
Consumer Staples	7.8%
Industrials	7.5%
Consumer Discretionary	7.0%
Materials	4.7%
Information Technology	4.3%
Utilities	3.1%
Exchange-Traded Funds	2.2%
Real Estate	0.1%

Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Value Fund
Class Name	Class R5
Trading Symbol	MDVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5	$37	0.71%
[2]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
Net Assets	$ 436,500,000
Holdings Count | $ / shares	222
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$436.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	222
Portfolio Turnover Rate	38%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Exxon Mobil Corp.	5.0%
JP Morgan Chase & Co.	4.9%
Johnson & Johnson	4.0%
Bank of America Corp.	2.5%
iShares Russell 1000 Value ETF	2.2%
Goldman Sachs Group, Inc.	2.1%
Morgan Stanley	2.1%
Walt Disney Co.	2.0%
Wells Fargo & Co.	2.0%
Verizon Communications, Inc.	1.8%

Sectors (% of Total Investments)
Financials	29.3%
Health Care	15.2%
Energy	10.3%
Communication Services	8.1%
Consumer Staples	7.8%
Industrials	7.5%
Consumer Discretionary	7.0%
Materials	4.7%
Information Technology	4.3%
Utilities	3.1%
Exchange-Traded Funds	2.2%
Real Estate	0.1%

Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Value Fund
Class Name	Service Class
Trading Symbol	MDVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$42	0.81%
[3]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%
Net Assets	$ 436,500,000
Holdings Count | $ / shares	222
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$436.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	222
Portfolio Turnover Rate	38%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Exxon Mobil Corp.	5.0%
JP Morgan Chase & Co.	4.9%
Johnson & Johnson	4.0%
Bank of America Corp.	2.5%
iShares Russell 1000 Value ETF	2.2%
Goldman Sachs Group, Inc.	2.1%
Morgan Stanley	2.1%
Walt Disney Co.	2.0%
Wells Fargo & Co.	2.0%
Verizon Communications, Inc.	1.8%

Sectors (% of Total Investments)
Financials	29.3%
Health Care	15.2%
Energy	10.3%
Communication Services	8.1%
Consumer Staples	7.8%
Industrials	7.5%
Consumer Discretionary	7.0%
Materials	4.7%
Information Technology	4.3%
Utilities	3.1%
Exchange-Traded Funds	2.2%
Real Estate	0.1%

Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Value Fund
Class Name	Administrative Class
Trading Symbol	MDDLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Administrative Class	$47	0.91%
[4]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%
Net Assets	$ 436,500,000
Holdings Count | $ / shares	222
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$436.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	222
Portfolio Turnover Rate	38%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Exxon Mobil Corp.	5.0%
JP Morgan Chase & Co.	4.9%
Johnson & Johnson	4.0%
Bank of America Corp.	2.5%
iShares Russell 1000 Value ETF	2.2%
Goldman Sachs Group, Inc.	2.1%
Morgan Stanley	2.1%
Walt Disney Co.	2.0%
Wells Fargo & Co.	2.0%
Verizon Communications, Inc.	1.8%

Sectors (% of Total Investments)
Financials	29.3%
Health Care	15.2%
Energy	10.3%
Communication Services	8.1%
Consumer Staples	7.8%
Industrials	7.5%
Consumer Discretionary	7.0%
Materials	4.7%
Information Technology	4.3%
Utilities	3.1%
Exchange-Traded Funds	2.2%
Real Estate	0.1%

Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Value Fund
Class Name	Class R4
Trading Symbol	MDDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4	$55	1.06%
[5]
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.06%
Net Assets	$ 436,500,000
Holdings Count | $ / shares	222
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$436.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	222
Portfolio Turnover Rate	38%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Exxon Mobil Corp.	5.0%
JP Morgan Chase & Co.	4.9%
Johnson & Johnson	4.0%
Bank of America Corp.	2.5%
iShares Russell 1000 Value ETF	2.2%
Goldman Sachs Group, Inc.	2.1%
Morgan Stanley	2.1%
Walt Disney Co.	2.0%
Wells Fargo & Co.	2.0%
Verizon Communications, Inc.	1.8%

Sectors (% of Total Investments)
Financials	29.3%
Health Care	15.2%
Energy	10.3%
Communication Services	8.1%
Consumer Staples	7.8%
Industrials	7.5%
Consumer Discretionary	7.0%
Materials	4.7%
Information Technology	4.3%
Utilities	3.1%
Exchange-Traded Funds	2.2%
Real Estate	0.1%

Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Value Fund
Class Name	Class A
Trading Symbol	MDDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$57	1.11%
[6]
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.11%
Net Assets	$ 436,500,000
Holdings Count | $ / shares	222
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$436.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	222
Portfolio Turnover Rate	38%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Exxon Mobil Corp.	5.0%
JP Morgan Chase & Co.	4.9%
Johnson & Johnson	4.0%
Bank of America Corp.	2.5%
iShares Russell 1000 Value ETF	2.2%
Goldman Sachs Group, Inc.	2.1%
Morgan Stanley	2.1%
Walt Disney Co.	2.0%
Wells Fargo & Co.	2.0%
Verizon Communications, Inc.	1.8%

Sectors (% of Total Investments)
Financials	29.3%
Health Care	15.2%
Energy	10.3%
Communication Services	8.1%
Consumer Staples	7.8%
Industrials	7.5%
Consumer Discretionary	7.0%
Materials	4.7%
Information Technology	4.3%
Utilities	3.1%
Exchange-Traded Funds	2.2%
Real Estate	0.1%

Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Value Fund
Class Name	Class R3
Trading Symbol	MDVNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3	$67	1.31%
[7]
Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.31%
Net Assets	$ 436,500,000
Holdings Count | $ / shares	222
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$436.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	222
Portfolio Turnover Rate	38%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Exxon Mobil Corp.	5.0%
JP Morgan Chase & Co.	4.9%
Johnson & Johnson	4.0%
Bank of America Corp.	2.5%
iShares Russell 1000 Value ETF	2.2%
Goldman Sachs Group, Inc.	2.1%
Morgan Stanley	2.1%
Walt Disney Co.	2.0%
Wells Fargo & Co.	2.0%
Verizon Communications, Inc.	1.8%

Sectors (% of Total Investments)
Financials	29.3%
Health Care	15.2%
Energy	10.3%
Communication Services	8.1%
Consumer Staples	7.8%
Industrials	7.5%
Consumer Discretionary	7.0%
Materials	4.7%
Information Technology	4.3%
Utilities	3.1%
Exchange-Traded Funds	2.2%
Real Estate	0.1%

Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Value Fund
Class Name	Class Y
Trading Symbol	MMNBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$37	0.71%
[8]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
Net Assets	$ 436,500,000
Holdings Count | $ / shares	222
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$436.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	222
Portfolio Turnover Rate	38%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Exxon Mobil Corp.	5.0%
JP Morgan Chase & Co.	4.9%
Johnson & Johnson	4.0%
Bank of America Corp.	2.5%
iShares Russell 1000 Value ETF	2.2%
Goldman Sachs Group, Inc.	2.1%
Morgan Stanley	2.1%
Walt Disney Co.	2.0%
Wells Fargo & Co.	2.0%
Verizon Communications, Inc.	1.8%

Sectors (% of Total Investments)
Financials	29.3%
Health Care	15.2%
Energy	10.3%
Communication Services	8.1%
Consumer Staples	7.8%
Industrials	7.5%
Consumer Discretionary	7.0%
Materials	4.7%
Information Technology	4.3%
Utilities	3.1%
Exchange-Traded Funds	2.2%
Real Estate	0.1%

Class I
Shareholder Report [Line Items]
Fund Name	MM S&P 500® Index Fund
Class Name	Class I
Trading Symbol	MMIZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MM S&P 500® Index Fund(the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$7	0.15%
[9]
Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%
Net Assets	$ 2,029,600,000
Holdings Count | $ / shares	506
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$2,029.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	506
Portfolio Turnover Rate	2%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	7.6%
Apple, Inc.	6.7%
Microsoft Corp.	4.9%
Amazon.com, Inc.	3.6%
Alphabet, Inc. Class A	3.0%
Broadcom, Inc.	2.6%
Alphabet, Inc. Class C	2.4%
Meta Platforms, Inc. Class A	2.2%
Tesla, Inc.	1.9%
Berkshire Hathaway, Inc. Class B	1.6%

Sectors (% of Total Investments)
Information Technology	32.9%
Financials	12.6%
Communication Services	10.3%
Consumer Discretionary	9.8%
Health Care	9.5%
Industrials	9.0%
Consumer Staples	5.3%
Energy	4.0%
Utilities	2.5%
Materials	2.1%
Real Estate	1.9%

Class R5
Shareholder Report [Line Items]
Fund Name	MM S&P 500® Index Fund
Class Name	Class R5
Trading Symbol	MIEZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MM S&P 500® Index Fund(the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5	$12	0.25%
[10]
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
Net Assets	$ 2,029,600,000
Holdings Count | $ / shares	506
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$2,029.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	506
Portfolio Turnover Rate	2%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	7.6%
Apple, Inc.	6.7%
Microsoft Corp.	4.9%
Amazon.com, Inc.	3.6%
Alphabet, Inc. Class A	3.0%
Broadcom, Inc.	2.6%
Alphabet, Inc. Class C	2.4%
Meta Platforms, Inc. Class A	2.2%
Tesla, Inc.	1.9%
Berkshire Hathaway, Inc. Class B	1.6%

Sectors (% of Total Investments)
Information Technology	32.9%
Financials	12.6%
Communication Services	10.3%
Consumer Discretionary	9.8%
Health Care	9.5%
Industrials	9.0%
Consumer Staples	5.3%
Energy	4.0%
Utilities	2.5%
Materials	2.1%
Real Estate	1.9%

Service Class
Shareholder Report [Line Items]
Fund Name	MM S&P 500® Index Fund
Class Name	Service Class
Trading Symbol	MMIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MM S&P 500® Index Fund(the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$20	0.40%
[11]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Net Assets	$ 2,029,600,000
Holdings Count | $ / shares	506
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$2,029.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	506
Portfolio Turnover Rate	2%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	7.6%
Apple, Inc.	6.7%
Microsoft Corp.	4.9%
Amazon.com, Inc.	3.6%
Alphabet, Inc. Class A	3.0%
Broadcom, Inc.	2.6%
Alphabet, Inc. Class C	2.4%
Meta Platforms, Inc. Class A	2.2%
Tesla, Inc.	1.9%
Berkshire Hathaway, Inc. Class B	1.6%

Sectors (% of Total Investments)
Information Technology	32.9%
Financials	12.6%
Communication Services	10.3%
Consumer Discretionary	9.8%
Health Care	9.5%
Industrials	9.0%
Consumer Staples	5.3%
Energy	4.0%
Utilities	2.5%
Materials	2.1%
Real Estate	1.9%

Administrative Class
Shareholder Report [Line Items]
Fund Name	MM S&P 500® Index Fund
Class Name	Administrative Class
Trading Symbol	MIEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MM S&P 500® Index Fund(the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Administrative Class	$25	0.50%
[12]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 2,029,600,000
Holdings Count | $ / shares	506
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$2,029.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	506
Portfolio Turnover Rate	2%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	7.6%
Apple, Inc.	6.7%
Microsoft Corp.	4.9%
Amazon.com, Inc.	3.6%
Alphabet, Inc. Class A	3.0%
Broadcom, Inc.	2.6%
Alphabet, Inc. Class C	2.4%
Meta Platforms, Inc. Class A	2.2%
Tesla, Inc.	1.9%
Berkshire Hathaway, Inc. Class B	1.6%

Sectors (% of Total Investments)
Information Technology	32.9%
Financials	12.6%
Communication Services	10.3%
Consumer Discretionary	9.8%
Health Care	9.5%
Industrials	9.0%
Consumer Staples	5.3%
Energy	4.0%
Utilities	2.5%
Materials	2.1%
Real Estate	1.9%

Class R4
Shareholder Report [Line Items]
Fund Name	MM S&P 500® Index Fund
Class Name	Class R4
Trading Symbol	MIEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MM S&P 500® Index Fund(the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4	$32	0.65%
[13]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Net Assets	$ 2,029,600,000
Holdings Count | $ / shares	506
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$2,029.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	506
Portfolio Turnover Rate	2%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	7.6%
Apple, Inc.	6.7%
Microsoft Corp.	4.9%
Amazon.com, Inc.	3.6%
Alphabet, Inc. Class A	3.0%
Broadcom, Inc.	2.6%
Alphabet, Inc. Class C	2.4%
Meta Platforms, Inc. Class A	2.2%
Tesla, Inc.	1.9%
Berkshire Hathaway, Inc. Class B	1.6%

Sectors (% of Total Investments)
Information Technology	32.9%
Financials	12.6%
Communication Services	10.3%
Consumer Discretionary	9.8%
Health Care	9.5%
Industrials	9.0%
Consumer Staples	5.3%
Energy	4.0%
Utilities	2.5%
Materials	2.1%
Real Estate	1.9%

Class A
Shareholder Report [Line Items]
Fund Name	MM S&P 500® Index Fund
Class Name	Class A
Trading Symbol	MMFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MM S&P 500® Index Fund(the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$37	0.75%
[14]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Net Assets	$ 2,029,600,000
Holdings Count | $ / shares	506
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$2,029.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	506
Portfolio Turnover Rate	2%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	7.6%
Apple, Inc.	6.7%
Microsoft Corp.	4.9%
Amazon.com, Inc.	3.6%
Alphabet, Inc. Class A	3.0%
Broadcom, Inc.	2.6%
Alphabet, Inc. Class C	2.4%
Meta Platforms, Inc. Class A	2.2%
Tesla, Inc.	1.9%
Berkshire Hathaway, Inc. Class B	1.6%

Sectors (% of Total Investments)
Information Technology	32.9%
Financials	12.6%
Communication Services	10.3%
Consumer Discretionary	9.8%
Health Care	9.5%
Industrials	9.0%
Consumer Staples	5.3%
Energy	4.0%
Utilities	2.5%
Materials	2.1%
Real Estate	1.9%

Class R3
Shareholder Report [Line Items]
Fund Name	MM S&P 500® Index Fund
Class Name	Class R3
Trading Symbol	MMINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MM S&P 500® Index Fund(the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3	$44	0.90%
[15]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%
Net Assets	$ 2,029,600,000
Holdings Count | $ / shares	506
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$2,029.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	506
Portfolio Turnover Rate	2%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	7.6%
Apple, Inc.	6.7%
Microsoft Corp.	4.9%
Amazon.com, Inc.	3.6%
Alphabet, Inc. Class A	3.0%
Broadcom, Inc.	2.6%
Alphabet, Inc. Class C	2.4%
Meta Platforms, Inc. Class A	2.2%
Tesla, Inc.	1.9%
Berkshire Hathaway, Inc. Class B	1.6%

Sectors (% of Total Investments)
Information Technology	32.9%
Financials	12.6%
Communication Services	10.3%
Consumer Discretionary	9.8%
Health Care	9.5%
Industrials	9.0%
Consumer Staples	5.3%
Energy	4.0%
Utilities	2.5%
Materials	2.1%
Real Estate	1.9%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Blue Chip Growth Fund
Class Name	Class I
Trading Symbol	MBCZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$32	0.67%
[16]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.67%
Net Assets	$ 1,797,100,000
Holdings Count | $ / shares	86
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$1,797.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	86
Portfolio Turnover Rate	2%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	13.7%
Microsoft Corp.	7.3%
Amazon.com, Inc.	6.2%
Meta Platforms, Inc. Class A	5.9%
Apple, Inc.	5.3%
Alphabet, Inc. Class A	5.0%
Tesla, Inc.	4.6%
Netflix, Inc.	4.0%
Visa, Inc. Class A	3.6%
Alphabet, Inc. Class C	3.2%

Sectors (% of Total Investments)
Information Technology	38.5%
Communication Services	19.6%
Consumer Discretionary	16.1%
Health Care	9.0%
Financials	7.7%
Industrials	5.2%
Consumer Staples	1.8%
Materials	0.4%
Utilities	0.3%
Retail	0.1%

Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual Blue Chip Growth Fund
Class Name	Class R5
Trading Symbol	MBCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5	$36	0.77%
[17]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.77%
Net Assets	$ 1,797,100,000
Holdings Count | $ / shares	86
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$1,797.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	86
Portfolio Turnover Rate	2%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	13.7%
Microsoft Corp.	7.3%
Amazon.com, Inc.	6.2%
Meta Platforms, Inc. Class A	5.9%
Apple, Inc.	5.3%
Alphabet, Inc. Class A	5.0%
Tesla, Inc.	4.6%
Netflix, Inc.	4.0%
Visa, Inc. Class A	3.6%
Alphabet, Inc. Class C	3.2%

Sectors (% of Total Investments)
Information Technology	38.5%
Communication Services	19.6%
Consumer Discretionary	16.1%
Health Care	9.0%
Financials	7.7%
Industrials	5.2%
Consumer Staples	1.8%
Materials	0.4%
Utilities	0.3%
Retail	0.1%

Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual Blue Chip Growth Fund
Class Name	Service Class
Trading Symbol	MBCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$41	0.86%
[18]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.86%
Net Assets	$ 1,797,100,000
Holdings Count | $ / shares	86
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$1,797.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	86
Portfolio Turnover Rate	2%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	13.7%
Microsoft Corp.	7.3%
Amazon.com, Inc.	6.2%
Meta Platforms, Inc. Class A	5.9%
Apple, Inc.	5.3%
Alphabet, Inc. Class A	5.0%
Tesla, Inc.	4.6%
Netflix, Inc.	4.0%
Visa, Inc. Class A	3.6%
Alphabet, Inc. Class C	3.2%

Sectors (% of Total Investments)
Information Technology	38.5%
Communication Services	19.6%
Consumer Discretionary	16.1%
Health Care	9.0%
Financials	7.7%
Industrials	5.2%
Consumer Staples	1.8%
Materials	0.4%
Utilities	0.3%
Retail	0.1%

Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual Blue Chip Growth Fund
Class Name	Administrative Class
Trading Symbol	MBCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Administrative Class	$46	0.97%
[19]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.97%
Net Assets	$ 1,797,100,000
Holdings Count | $ / shares	86
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$1,797.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	86
Portfolio Turnover Rate	2%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	13.7%
Microsoft Corp.	7.3%
Amazon.com, Inc.	6.2%
Meta Platforms, Inc. Class A	5.9%
Apple, Inc.	5.3%
Alphabet, Inc. Class A	5.0%
Tesla, Inc.	4.6%
Netflix, Inc.	4.0%
Visa, Inc. Class A	3.6%
Alphabet, Inc. Class C	3.2%

Sectors (% of Total Investments)
Information Technology	38.5%
Communication Services	19.6%
Consumer Discretionary	16.1%
Health Care	9.0%
Financials	7.7%
Industrials	5.2%
Consumer Staples	1.8%
Materials	0.4%
Utilities	0.3%
Retail	0.1%

Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual Blue Chip Growth Fund
Class Name	Class R4
Trading Symbol	MBGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4	$53	1.12%
[20]
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.12%
Net Assets	$ 1,797,100,000
Holdings Count | $ / shares	86
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$1,797.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	86
Portfolio Turnover Rate	2%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	13.7%
Microsoft Corp.	7.3%
Amazon.com, Inc.	6.2%
Meta Platforms, Inc. Class A	5.9%
Apple, Inc.	5.3%
Alphabet, Inc. Class A	5.0%
Tesla, Inc.	4.6%
Netflix, Inc.	4.0%
Visa, Inc. Class A	3.6%
Alphabet, Inc. Class C	3.2%

Sectors (% of Total Investments)
Information Technology	38.5%
Communication Services	19.6%
Consumer Discretionary	16.1%
Health Care	9.0%
Financials	7.7%
Industrials	5.2%
Consumer Staples	1.8%
Materials	0.4%
Utilities	0.3%
Retail	0.1%

Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Blue Chip Growth Fund
Class Name	Class A
Trading Symbol	MBCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$55	1.17%
[21]
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.17%
Net Assets	$ 1,797,100,000
Holdings Count | $ / shares	86
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$1,797.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	86
Portfolio Turnover Rate	2%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	13.7%
Microsoft Corp.	7.3%
Amazon.com, Inc.	6.2%
Meta Platforms, Inc. Class A	5.9%
Apple, Inc.	5.3%
Alphabet, Inc. Class A	5.0%
Tesla, Inc.	4.6%
Netflix, Inc.	4.0%
Visa, Inc. Class A	3.6%
Alphabet, Inc. Class C	3.2%

Sectors (% of Total Investments)
Information Technology	38.5%
Communication Services	19.6%
Consumer Discretionary	16.1%
Health Care	9.0%
Financials	7.7%
Industrials	5.2%
Consumer Staples	1.8%
Materials	0.4%
Utilities	0.3%
Retail	0.1%

Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual Blue Chip Growth Fund
Class Name	Class R3
Trading Symbol	MBCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3	$65	1.37%
[22]
Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.37%
Net Assets	$ 1,797,100,000
Holdings Count | $ / shares	86
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$1,797.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	86
Portfolio Turnover Rate	2%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	13.7%
Microsoft Corp.	7.3%
Amazon.com, Inc.	6.2%
Meta Platforms, Inc. Class A	5.9%
Apple, Inc.	5.3%
Alphabet, Inc. Class A	5.0%
Tesla, Inc.	4.6%
Netflix, Inc.	4.0%
Visa, Inc. Class A	3.6%
Alphabet, Inc. Class C	3.2%

Sectors (% of Total Investments)
Information Technology	38.5%
Communication Services	19.6%
Consumer Discretionary	16.1%
Health Care	9.0%
Financials	7.7%
Industrials	5.2%
Consumer Staples	1.8%
Materials	0.4%
Utilities	0.3%
Retail	0.1%

Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Blue Chip Growth Fund
Class Name	Class Y
Trading Symbol	MMZMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$36	0.76%
[23]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.76%
Net Assets	$ 1,797,100,000
Holdings Count | $ / shares	86
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$1,797.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	86
Portfolio Turnover Rate	2%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	13.7%
Microsoft Corp.	7.3%
Amazon.com, Inc.	6.2%
Meta Platforms, Inc. Class A	5.9%
Apple, Inc.	5.3%
Alphabet, Inc. Class A	5.0%
Tesla, Inc.	4.6%
Netflix, Inc.	4.0%
Visa, Inc. Class A	3.6%
Alphabet, Inc. Class C	3.2%

Sectors (% of Total Investments)
Information Technology	38.5%
Communication Services	19.6%
Consumer Discretionary	16.1%
Health Care	9.0%
Financials	7.7%
Industrials	5.2%
Consumer Staples	1.8%
Materials	0.4%
Utilities	0.3%
Retail	0.1%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Mid Cap Growth Fund
Class Name	Class I
Trading Symbol	MEFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$33	0.67%
[24]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%
Net Assets	$ 2,701,000,000.0
Holdings Count | $ / shares	181
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$2,701.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	181
Portfolio Turnover Rate	22%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Hilton Worldwide Holdings, Inc.	2.0%
XPO, Inc.	2.0%
Monolithic Power Systems, Inc.	1.9%
Lattice Semiconductor Corp.	1.8%
Agilent Technologies, Inc.	1.8%
Mettler-Toledo International, Inc.	1.7%
Burlington Stores, Inc.	1.7%
Cencora, Inc.	1.5%
Alnylam Pharmaceuticals, Inc.	1.5%
Viking Holdings Ltd.	1.5%

Sectors (% of Total Investments)
Information Technology	20.2%
Industrials	19.7%
Health Care	19.2%
Consumer Discretionary	17.8%
Financials	6.5%
Energy	4.0%
Communication Services	3.4%
Consumer Staples	3.3%
Materials	2.7%
Utilities	0.4%
Real Estate	0.2%

Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual Mid Cap Growth Fund
Class Name	Class R5
Trading Symbol	MGRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5	$38	0.77%
[25]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%
Net Assets	$ 2,701,000,000.0
Holdings Count | $ / shares	181
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$2,701.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	181
Portfolio Turnover Rate	22%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Hilton Worldwide Holdings, Inc.	2.0%
XPO, Inc.	2.0%
Monolithic Power Systems, Inc.	1.9%
Lattice Semiconductor Corp.	1.8%
Agilent Technologies, Inc.	1.8%
Mettler-Toledo International, Inc.	1.7%
Burlington Stores, Inc.	1.7%
Cencora, Inc.	1.5%
Alnylam Pharmaceuticals, Inc.	1.5%
Viking Holdings Ltd.	1.5%

Sectors (% of Total Investments)
Information Technology	20.2%
Industrials	19.7%
Health Care	19.2%
Consumer Discretionary	17.8%
Financials	6.5%
Energy	4.0%
Communication Services	3.4%
Consumer Staples	3.3%
Materials	2.7%
Utilities	0.4%
Real Estate	0.2%

Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual Mid Cap Growth Fund
Class Name	Service Class
Trading Symbol	MEFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$43	0.87%
[26]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%
Net Assets	$ 2,701,000,000.0
Holdings Count | $ / shares	181
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$2,701.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	181
Portfolio Turnover Rate	22%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Hilton Worldwide Holdings, Inc.	2.0%
XPO, Inc.	2.0%
Monolithic Power Systems, Inc.	1.9%
Lattice Semiconductor Corp.	1.8%
Agilent Technologies, Inc.	1.8%
Mettler-Toledo International, Inc.	1.7%
Burlington Stores, Inc.	1.7%
Cencora, Inc.	1.5%
Alnylam Pharmaceuticals, Inc.	1.5%
Viking Holdings Ltd.	1.5%

Sectors (% of Total Investments)
Information Technology	20.2%
Industrials	19.7%
Health Care	19.2%
Consumer Discretionary	17.8%
Financials	6.5%
Energy	4.0%
Communication Services	3.4%
Consumer Staples	3.3%
Materials	2.7%
Utilities	0.4%
Real Estate	0.2%

Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual Mid Cap Growth Fund
Class Name	Administrative Class
Trading Symbol	MMELX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Administrative Class	$48	0.97%
[27]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.97%
Net Assets	$ 2,701,000,000.0
Holdings Count | $ / shares	181
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$2,701.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	181
Portfolio Turnover Rate	22%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Hilton Worldwide Holdings, Inc.	2.0%
XPO, Inc.	2.0%
Monolithic Power Systems, Inc.	1.9%
Lattice Semiconductor Corp.	1.8%
Agilent Technologies, Inc.	1.8%
Mettler-Toledo International, Inc.	1.7%
Burlington Stores, Inc.	1.7%
Cencora, Inc.	1.5%
Alnylam Pharmaceuticals, Inc.	1.5%
Viking Holdings Ltd.	1.5%

Sectors (% of Total Investments)
Information Technology	20.2%
Industrials	19.7%
Health Care	19.2%
Consumer Discretionary	17.8%
Financials	6.5%
Energy	4.0%
Communication Services	3.4%
Consumer Staples	3.3%
Materials	2.7%
Utilities	0.4%
Real Estate	0.2%

Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual Mid Cap Growth Fund
Class Name	Class R4
Trading Symbol	MEFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4	$55	1.12%
[28]
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.12%
Net Assets	$ 2,701,000,000.0
Holdings Count | $ / shares	181
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$2,701.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	181
Portfolio Turnover Rate	22%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Hilton Worldwide Holdings, Inc.	2.0%
XPO, Inc.	2.0%
Monolithic Power Systems, Inc.	1.9%
Lattice Semiconductor Corp.	1.8%
Agilent Technologies, Inc.	1.8%
Mettler-Toledo International, Inc.	1.7%
Burlington Stores, Inc.	1.7%
Cencora, Inc.	1.5%
Alnylam Pharmaceuticals, Inc.	1.5%
Viking Holdings Ltd.	1.5%

Sectors (% of Total Investments)
Information Technology	20.2%
Industrials	19.7%
Health Care	19.2%
Consumer Discretionary	17.8%
Financials	6.5%
Energy	4.0%
Communication Services	3.4%
Consumer Staples	3.3%
Materials	2.7%
Utilities	0.4%
Real Estate	0.2%

Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	MEFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$57	1.17%
[29]
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.17%
Net Assets	$ 2,701,000,000.0
Holdings Count | $ / shares	181
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$2,701.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	181
Portfolio Turnover Rate	22%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Hilton Worldwide Holdings, Inc.	2.0%
XPO, Inc.	2.0%
Monolithic Power Systems, Inc.	1.9%
Lattice Semiconductor Corp.	1.8%
Agilent Technologies, Inc.	1.8%
Mettler-Toledo International, Inc.	1.7%
Burlington Stores, Inc.	1.7%
Cencora, Inc.	1.5%
Alnylam Pharmaceuticals, Inc.	1.5%
Viking Holdings Ltd.	1.5%

Sectors (% of Total Investments)
Information Technology	20.2%
Industrials	19.7%
Health Care	19.2%
Consumer Discretionary	17.8%
Financials	6.5%
Energy	4.0%
Communication Services	3.4%
Consumer Staples	3.3%
Materials	2.7%
Utilities	0.4%
Real Estate	0.2%

Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual Mid Cap Growth Fund
Class Name	Class R3
Trading Symbol	MEFNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3	$67	1.37%
[30]
Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.37%
Net Assets	$ 2,701,000,000.0
Holdings Count | $ / shares	181
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$2,701.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	181
Portfolio Turnover Rate	22%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Hilton Worldwide Holdings, Inc.	2.0%
XPO, Inc.	2.0%
Monolithic Power Systems, Inc.	1.9%
Lattice Semiconductor Corp.	1.8%
Agilent Technologies, Inc.	1.8%
Mettler-Toledo International, Inc.	1.7%
Burlington Stores, Inc.	1.7%
Cencora, Inc.	1.5%
Alnylam Pharmaceuticals, Inc.	1.5%
Viking Holdings Ltd.	1.5%

Sectors (% of Total Investments)
Information Technology	20.2%
Industrials	19.7%
Health Care	19.2%
Consumer Discretionary	17.8%
Financials	6.5%
Energy	4.0%
Communication Services	3.4%
Consumer Staples	3.3%
Materials	2.7%
Utilities	0.4%
Real Estate	0.2%

Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Mid Cap Growth Fund
Class Name	Class Y
Trading Symbol	MMNGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$38	0.77%
[31]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%
Net Assets	$ 2,701,000,000.0
Holdings Count | $ / shares	181
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$2,701.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	181
Portfolio Turnover Rate	22%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Hilton Worldwide Holdings, Inc.	2.0%
XPO, Inc.	2.0%
Monolithic Power Systems, Inc.	1.9%
Lattice Semiconductor Corp.	1.8%
Agilent Technologies, Inc.	1.8%
Mettler-Toledo International, Inc.	1.7%
Burlington Stores, Inc.	1.7%
Cencora, Inc.	1.5%
Alnylam Pharmaceuticals, Inc.	1.5%
Viking Holdings Ltd.	1.5%

Sectors (% of Total Investments)
Information Technology	20.2%
Industrials	19.7%
Health Care	19.2%
Consumer Discretionary	17.8%
Financials	6.5%
Energy	4.0%
Communication Services	3.4%
Consumer Staples	3.3%
Materials	2.7%
Utilities	0.4%
Real Estate	0.2%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Growth Equity Fund
Class Name	Class I
Trading Symbol	MSGZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$46	0.88%
[32]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%
Net Assets	$ 563,200,000
Holdings Count | $ / shares	251
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$563.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	251
Portfolio Turnover Rate	39%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Modine Manufacturing Co.	1.8%
Curtiss-Wright Corp.	1.6%
Advanced Energy Industries, Inc.	1.5%
Fabrinet	1.4%
MKS, Inc.	1.2%
Chord Energy Corp.	1.1%
ESCO Technologies, Inc.	1.1%
Alignment Healthcare, Inc.	1.1%
Five Below, Inc.	1.1%
Tower Semiconductor Ltd.	1.0%

Sectors (% of Total Investments)
Industrials	25.3%
Health Care	21.1%
Information Technology	18.2%
Financials	9.2%
Consumer Discretionary	7.2%
Energy	4.6%
Materials	3.5%
Real Estate	2.8%
Utilities	1.3%
Communication Services	1.0%
Consumer Staples	1.0%
Exchange-Traded Funds	0.7%

Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Growth Equity Fund
Class Name	Class R5
Trading Symbol	MSGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5	$51	0.98%
[33]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%
Net Assets	$ 563,200,000
Holdings Count | $ / shares	251
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$563.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	251
Portfolio Turnover Rate	39%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Modine Manufacturing Co.	1.8%
Curtiss-Wright Corp.	1.6%
Advanced Energy Industries, Inc.	1.5%
Fabrinet	1.4%
MKS, Inc.	1.2%
Chord Energy Corp.	1.1%
ESCO Technologies, Inc.	1.1%
Alignment Healthcare, Inc.	1.1%
Five Below, Inc.	1.1%
Tower Semiconductor Ltd.	1.0%

Sectors (% of Total Investments)
Industrials	25.3%
Health Care	21.1%
Information Technology	18.2%
Financials	9.2%
Consumer Discretionary	7.2%
Energy	4.6%
Materials	3.5%
Real Estate	2.8%
Utilities	1.3%
Communication Services	1.0%
Consumer Staples	1.0%
Exchange-Traded Funds	0.7%

Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Growth Equity Fund
Class Name	Service Class
Trading Symbol	MSCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$56	1.08%
[34]
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.08%
Net Assets	$ 563,200,000
Holdings Count | $ / shares	251
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$563.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	251
Portfolio Turnover Rate	39%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Modine Manufacturing Co.	1.8%
Curtiss-Wright Corp.	1.6%
Advanced Energy Industries, Inc.	1.5%
Fabrinet	1.4%
MKS, Inc.	1.2%
Chord Energy Corp.	1.1%
ESCO Technologies, Inc.	1.1%
Alignment Healthcare, Inc.	1.1%
Five Below, Inc.	1.1%
Tower Semiconductor Ltd.	1.0%

Sectors (% of Total Investments)
Industrials	25.3%
Health Care	21.1%
Information Technology	18.2%
Financials	9.2%
Consumer Discretionary	7.2%
Energy	4.6%
Materials	3.5%
Real Estate	2.8%
Utilities	1.3%
Communication Services	1.0%
Consumer Staples	1.0%
Exchange-Traded Funds	0.7%

Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Growth Equity Fund
Class Name	Administrative Class
Trading Symbol	MSGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Administrative Class	$61	1.18%
[35]
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.18%
Net Assets	$ 563,200,000
Holdings Count | $ / shares	251
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$563.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	251
Portfolio Turnover Rate	39%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Modine Manufacturing Co.	1.8%
Curtiss-Wright Corp.	1.6%
Advanced Energy Industries, Inc.	1.5%
Fabrinet	1.4%
MKS, Inc.	1.2%
Chord Energy Corp.	1.1%
ESCO Technologies, Inc.	1.1%
Alignment Healthcare, Inc.	1.1%
Five Below, Inc.	1.1%
Tower Semiconductor Ltd.	1.0%

Sectors (% of Total Investments)
Industrials	25.3%
Health Care	21.1%
Information Technology	18.2%
Financials	9.2%
Consumer Discretionary	7.2%
Energy	4.6%
Materials	3.5%
Real Estate	2.8%
Utilities	1.3%
Communication Services	1.0%
Consumer Staples	1.0%
Exchange-Traded Funds	0.7%

Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Growth Equity Fund
Class Name	Class R4
Trading Symbol	MSERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4	$69	1.33%
[36]
Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.33%
Net Assets	$ 563,200,000
Holdings Count | $ / shares	251
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$563.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	251
Portfolio Turnover Rate	39%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Modine Manufacturing Co.	1.8%
Curtiss-Wright Corp.	1.6%
Advanced Energy Industries, Inc.	1.5%
Fabrinet	1.4%
MKS, Inc.	1.2%
Chord Energy Corp.	1.1%
ESCO Technologies, Inc.	1.1%
Alignment Healthcare, Inc.	1.1%
Five Below, Inc.	1.1%
Tower Semiconductor Ltd.	1.0%

Sectors (% of Total Investments)
Industrials	25.3%
Health Care	21.1%
Information Technology	18.2%
Financials	9.2%
Consumer Discretionary	7.2%
Energy	4.6%
Materials	3.5%
Real Estate	2.8%
Utilities	1.3%
Communication Services	1.0%
Consumer Staples	1.0%
Exchange-Traded Funds	0.7%

Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Growth Equity Fund
Class Name	Class A
Trading Symbol	MMGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$71	1.38%
[37]
Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.38%
Net Assets	$ 563,200,000
Holdings Count | $ / shares	251
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$563.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	251
Portfolio Turnover Rate	39%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Modine Manufacturing Co.	1.8%
Curtiss-Wright Corp.	1.6%
Advanced Energy Industries, Inc.	1.5%
Fabrinet	1.4%
MKS, Inc.	1.2%
Chord Energy Corp.	1.1%
ESCO Technologies, Inc.	1.1%
Alignment Healthcare, Inc.	1.1%
Five Below, Inc.	1.1%
Tower Semiconductor Ltd.	1.0%

Sectors (% of Total Investments)
Industrials	25.3%
Health Care	21.1%
Information Technology	18.2%
Financials	9.2%
Consumer Discretionary	7.2%
Energy	4.6%
Materials	3.5%
Real Estate	2.8%
Utilities	1.3%
Communication Services	1.0%
Consumer Staples	1.0%
Exchange-Traded Funds	0.7%

Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Growth Equity Fund
Class Name	Class R3
Trading Symbol	MSGNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3	$82	1.58%
[38]
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.58%
Net Assets	$ 563,200,000
Holdings Count | $ / shares	251
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$563.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	251
Portfolio Turnover Rate	39%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Modine Manufacturing Co.	1.8%
Curtiss-Wright Corp.	1.6%
Advanced Energy Industries, Inc.	1.5%
Fabrinet	1.4%
MKS, Inc.	1.2%
Chord Energy Corp.	1.1%
ESCO Technologies, Inc.	1.1%
Alignment Healthcare, Inc.	1.1%
Five Below, Inc.	1.1%
Tower Semiconductor Ltd.	1.0%

Sectors (% of Total Investments)
Industrials	25.3%
Health Care	21.1%
Information Technology	18.2%
Financials	9.2%
Consumer Discretionary	7.2%
Energy	4.6%
Materials	3.5%
Real Estate	2.8%
Utilities	1.3%
Communication Services	1.0%
Consumer Staples	1.0%
Exchange-Traded Funds	0.7%

Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Growth Equity Fund
Class Name	Class Y
Trading Symbol	MMNJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$51	0.98%
[39]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%
Net Assets	$ 563,200,000
Holdings Count | $ / shares	251
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$563.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	251
Portfolio Turnover Rate	39%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Modine Manufacturing Co.	1.8%
Curtiss-Wright Corp.	1.6%
Advanced Energy Industries, Inc.	1.5%
Fabrinet	1.4%
MKS, Inc.	1.2%
Chord Energy Corp.	1.1%
ESCO Technologies, Inc.	1.1%
Alignment Healthcare, Inc.	1.1%
Five Below, Inc.	1.1%
Tower Semiconductor Ltd.	1.0%

Sectors (% of Total Investments)
Industrials	25.3%
Health Care	21.1%
Information Technology	18.2%
Financials	9.2%
Consumer Discretionary	7.2%
Energy	4.6%
Materials	3.5%
Real Estate	2.8%
Utilities	1.3%
Communication Services	1.0%
Consumer Staples	1.0%
Exchange-Traded Funds	0.7%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Overseas Fund
Class Name	Class I
Trading Symbol	MOSZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$39	0.79%
[40]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Net Assets	$ 261,600,000
Holdings Count | $ / shares	123
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$261.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	123
Portfolio Turnover Rate	18%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
BNP Paribas SA	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.2%
Roche Holding AG	2.1%
Air Liquide SA	1.9%
Novartis AG Registered	1.9%
Cie Financiere Richemont SA Registered Class A	1.9%
Intesa Sanpaolo SpA	1.8%
Compass Group PLC	1.8%
SAP SE	1.7%
TotalEnergies SE	1.7%

Sectors (% of Total Investments)
Financials	22.0%
Industrials	18.4%
Consumer Discretionary	14.0%
Health Care	10.6%
Consumer Staples	9.8%
Information Technology	9.0%
Materials	5.6%
Energy	3.0%
Communication Services	2.6%
Utilities	1.3%

Largest Countries (% of Total Investments)
France	17.1%
Japan	15.0%
Germany	11.2%
United Kingdom	11.2%
United States	10.5%
Switzerland	4.2%
Italy	4.1%
Netherlands	3.0%
China	2.7%
Taiwan	2.2%

Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual Overseas Fund
Class Name	Class R5
Trading Symbol	MOSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5	$44	0.89%
[41]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Net Assets	$ 261,600,000
Holdings Count | $ / shares	123
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$261.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	123
Portfolio Turnover Rate	18%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
BNP Paribas SA	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.2%
Roche Holding AG	2.1%
Air Liquide SA	1.9%
Novartis AG Registered	1.9%
Cie Financiere Richemont SA Registered Class A	1.9%
Intesa Sanpaolo SpA	1.8%
Compass Group PLC	1.8%
SAP SE	1.7%
TotalEnergies SE	1.7%

Sectors (% of Total Investments)
Financials	22.0%
Industrials	18.4%
Consumer Discretionary	14.0%
Health Care	10.6%
Consumer Staples	9.8%
Information Technology	9.0%
Materials	5.6%
Energy	3.0%
Communication Services	2.6%
Utilities	1.3%

Largest Countries (% of Total Investments)
France	17.1%
Japan	15.0%
Germany	11.2%
United Kingdom	11.2%
United States	10.5%
Switzerland	4.2%
Italy	4.1%
Netherlands	3.0%
China	2.7%
Taiwan	2.2%

Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual Overseas Fund
Class Name	Service Class
Trading Symbol	MOSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$49	0.99%
[42]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
Net Assets	$ 261,600,000
Holdings Count | $ / shares	123
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$261.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	123
Portfolio Turnover Rate	18%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
BNP Paribas SA	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.2%
Roche Holding AG	2.1%
Air Liquide SA	1.9%
Novartis AG Registered	1.9%
Cie Financiere Richemont SA Registered Class A	1.9%
Intesa Sanpaolo SpA	1.8%
Compass Group PLC	1.8%
SAP SE	1.7%
TotalEnergies SE	1.7%

Sectors (% of Total Investments)
Financials	22.0%
Industrials	18.4%
Consumer Discretionary	14.0%
Health Care	10.6%
Consumer Staples	9.8%
Information Technology	9.0%
Materials	5.6%
Energy	3.0%
Communication Services	2.6%
Utilities	1.3%

Largest Countries (% of Total Investments)
France	17.1%
Japan	15.0%
Germany	11.2%
United Kingdom	11.2%
United States	10.5%
Switzerland	4.2%
Italy	4.1%
Netherlands	3.0%
China	2.7%
Taiwan	2.2%

Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual Overseas Fund
Class Name	Administrative Class
Trading Symbol	MOSLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Administrative Class	$54	1.09%
[43]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.09%
Net Assets	$ 261,600,000
Holdings Count | $ / shares	123
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$261.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	123
Portfolio Turnover Rate	18%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
BNP Paribas SA	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.2%
Roche Holding AG	2.1%
Air Liquide SA	1.9%
Novartis AG Registered	1.9%
Cie Financiere Richemont SA Registered Class A	1.9%
Intesa Sanpaolo SpA	1.8%
Compass Group PLC	1.8%
SAP SE	1.7%
TotalEnergies SE	1.7%

Sectors (% of Total Investments)
Financials	22.0%
Industrials	18.4%
Consumer Discretionary	14.0%
Health Care	10.6%
Consumer Staples	9.8%
Information Technology	9.0%
Materials	5.6%
Energy	3.0%
Communication Services	2.6%
Utilities	1.3%

Largest Countries (% of Total Investments)
France	17.1%
Japan	15.0%
Germany	11.2%
United Kingdom	11.2%
United States	10.5%
Switzerland	4.2%
Italy	4.1%
Netherlands	3.0%
China	2.7%
Taiwan	2.2%

Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual Overseas Fund
Class Name	Class R4
Trading Symbol	MOSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4	$61	1.24%
[44]
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.24%
Net Assets	$ 261,600,000
Holdings Count | $ / shares	123
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$261.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	123
Portfolio Turnover Rate	18%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
BNP Paribas SA	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.2%
Roche Holding AG	2.1%
Air Liquide SA	1.9%
Novartis AG Registered	1.9%
Cie Financiere Richemont SA Registered Class A	1.9%
Intesa Sanpaolo SpA	1.8%
Compass Group PLC	1.8%
SAP SE	1.7%
TotalEnergies SE	1.7%

Sectors (% of Total Investments)
Financials	22.0%
Industrials	18.4%
Consumer Discretionary	14.0%
Health Care	10.6%
Consumer Staples	9.8%
Information Technology	9.0%
Materials	5.6%
Energy	3.0%
Communication Services	2.6%
Utilities	1.3%

Largest Countries (% of Total Investments)
France	17.1%
Japan	15.0%
Germany	11.2%
United Kingdom	11.2%
United States	10.5%
Switzerland	4.2%
Italy	4.1%
Netherlands	3.0%
China	2.7%
Taiwan	2.2%

Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Overseas Fund
Class Name	Class A
Trading Symbol	MOSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$64	1.29%
[45]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.29%
Net Assets	$ 261,600,000
Holdings Count | $ / shares	123
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$261.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	123
Portfolio Turnover Rate	18%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
BNP Paribas SA	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.2%
Roche Holding AG	2.1%
Air Liquide SA	1.9%
Novartis AG Registered	1.9%
Cie Financiere Richemont SA Registered Class A	1.9%
Intesa Sanpaolo SpA	1.8%
Compass Group PLC	1.8%
SAP SE	1.7%
TotalEnergies SE	1.7%

Sectors (% of Total Investments)
Financials	22.0%
Industrials	18.4%
Consumer Discretionary	14.0%
Health Care	10.6%
Consumer Staples	9.8%
Information Technology	9.0%
Materials	5.6%
Energy	3.0%
Communication Services	2.6%
Utilities	1.3%

Largest Countries (% of Total Investments)
France	17.1%
Japan	15.0%
Germany	11.2%
United Kingdom	11.2%
United States	10.5%
Switzerland	4.2%
Italy	4.1%
Netherlands	3.0%
China	2.7%
Taiwan	2.2%

Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual Overseas Fund
Class Name	Class R3
Trading Symbol	MOSNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3	$74	1.49%
[46]
Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.49%
Net Assets	$ 261,600,000
Holdings Count | $ / shares	123
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$261.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	123
Portfolio Turnover Rate	18%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
BNP Paribas SA	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.2%
Roche Holding AG	2.1%
Air Liquide SA	1.9%
Novartis AG Registered	1.9%
Cie Financiere Richemont SA Registered Class A	1.9%
Intesa Sanpaolo SpA	1.8%
Compass Group PLC	1.8%
SAP SE	1.7%
TotalEnergies SE	1.7%

Sectors (% of Total Investments)
Financials	22.0%
Industrials	18.4%
Consumer Discretionary	14.0%
Health Care	10.6%
Consumer Staples	9.8%
Information Technology	9.0%
Materials	5.6%
Energy	3.0%
Communication Services	2.6%
Utilities	1.3%

Largest Countries (% of Total Investments)
France	17.1%
Japan	15.0%
Germany	11.2%
United Kingdom	11.2%
United States	10.5%
Switzerland	4.2%
Italy	4.1%
Netherlands	3.0%
China	2.7%
Taiwan	2.2%

Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Overseas Fund
Class Name	Class Y
Trading Symbol	MMOJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$44	0.89%
[47]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Net Assets	$ 261,600,000
Holdings Count | $ / shares	123
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$261.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	123
Portfolio Turnover Rate	18%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
BNP Paribas SA	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.2%
Roche Holding AG	2.1%
Air Liquide SA	1.9%
Novartis AG Registered	1.9%
Cie Financiere Richemont SA Registered Class A	1.9%
Intesa Sanpaolo SpA	1.8%
Compass Group PLC	1.8%
SAP SE	1.7%
TotalEnergies SE	1.7%

Sectors (% of Total Investments)
Financials	22.0%
Industrials	18.4%
Consumer Discretionary	14.0%
Health Care	10.6%
Consumer Staples	9.8%
Information Technology	9.0%
Materials	5.6%
Energy	3.0%
Communication Services	2.6%
Utilities	1.3%

Largest Countries (% of Total Investments)
France	17.1%
Japan	15.0%
Germany	11.2%
United Kingdom	11.2%
United States	10.5%
Switzerland	4.2%
Italy	4.1%
Netherlands	3.0%
China	2.7%
Taiwan	2.2%

[1]
*	Annualized

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[47]
*	Annualized